Significant accounting policies - Schedule of Exchange Rates (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Brazilian real
Significant Accounting Policies [Line Items]
Closing foreign exchange rate, percentage	5.49	6.18
Average foreign exchange rate, percentage	5.45	6.10
New Peruvian sol
Significant Accounting Policies [Line Items]
Closing foreign exchange rate, percentage	3.36	3.77
Average foreign exchange rate, percentage	3.37	3.73
Japanese yen
Significant Accounting Policies [Line Items]
Closing foreign exchange rate, percentage	156.36	157.21
Average foreign exchange rate, percentage	155.88	153.66
Euro
Significant Accounting Policies [Line Items]
Closing foreign exchange rate, percentage	0.85	0.96
Average foreign exchange rate, percentage	0.85	0.95
Mexican peso
Significant Accounting Policies [Line Items]
Closing foreign exchange rate, percentage	17.96	20.55
Average foreign exchange rate, percentage	18.07	20.23
Australian dollar
Significant Accounting Policies [Line Items]
Closing foreign exchange rate, percentage	1.49	1.61
Average foreign exchange rate, percentage	1.51	1.58
Pound Sterling
Significant Accounting Policies [Line Items]
Closing foreign exchange rate, percentage	0.74	0.80
Average foreign exchange rate, percentage	0.75	0.79
South African rand
Significant Accounting Policies [Line Items]
Closing foreign exchange rate, percentage	16.58	18.82
Average foreign exchange rate, percentage	16.83	18.19
Chilean peso
Significant Accounting Policies [Line Items]
Closing foreign exchange rate, percentage	907.13	996.46
Average foreign exchange rate, percentage	915.11	983.24
Chinese yuan
Significant Accounting Policies [Line Items]
Closing foreign exchange rate, percentage	6.99	7.31
Average foreign exchange rate, percentage	7.04	7.29
Indian rupee
Significant Accounting Policies [Line Items]
Closing foreign exchange rate, percentage	89.78	85.53
Average foreign exchange rate, percentage	90.02	84.95
Thai Baht
Significant Accounting Policies [Line Items]
Closing foreign exchange rate, percentage	31.41	34.21
Average foreign exchange rate, percentage	31.56	34.13
Turkish lira
Significant Accounting Policies [Line Items]
Closing foreign exchange rate, percentage	42.93	35.33
Average foreign exchange rate, percentage	42.68	34.96
Korean Won
Significant Accounting Policies [Line Items]
Closing foreign exchange rate, percentage	1,439.32	1,472.3
Average foreign exchange rate, percentage	1,466.06	1,438.07
Indonesian Rupiah
Significant Accounting Policies [Line Items]
Closing foreign exchange rate, percentage	16,767	16,138
Average foreign exchange rate, percentage	16,698.35	16,035.15
United Arab Emirates dirham
Significant Accounting Policies [Line Items]
Closing foreign exchange rate, percentage	3.67	3.67
Average foreign exchange rate, percentage	3.67	3.67
Polish Zloty
Significant Accounting Policies [Line Items]
Closing foreign exchange rate, percentage	3.59	4.12
Average foreign exchange rate, percentage	3.60	4.07
UF
Significant Accounting Policies [Line Items]
Closing foreign exchange rate, percentage	43.80	38.55
Average foreign exchange rate, percentage	43.41	39.07